UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Archer Capital Management, L.P.
Address: 570 Lexington Avenue
         40th Floor
         New York, New York  10022

13F File Number:  28-14196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eric Edidin
Title:     Manager of the General Partner
Phone:     212.319.2775

Signature, Place, and Date of Signing:

     /S/ Eric Edidin     New York, NY/USA     May 13, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $621,228 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABOVENET INC                   COM              00374N107    13777   212410 SH       SOLE                   212410
ACCURIDE CORP NEW              COM NEW          00439T206    15864  1142087 SH       SOLE                  1142087
ALERE INC                      COM              01449J105    21239   414600 SH  CALL SOLE                   414600
ALERE INC                      PERP PFD CONV SE 01449J204    16609    60287 SH       SOLE                    60287
AUGUSTA RES CORP               COM NEW          050912203    21211  4135037 SH       SOLE                  4135037
DANA HLDG CORP                 COM              235825205     8703   500461 SH       SOLE                   500461
FELCOR LODGING TR INC          PFD CV A $1.95   31430F200     2403    88748 SH       SOLE                    88748
GENWORTH FINL INC              COM CL A         37247D106     6615   491421 SH       SOLE                   491421
GLOBAL INDS LTD                DBCV 2.750% 8/0  379336AE0     4037  5000000 PRN      SOLE                  5000000
ISHARES SILVER TRUST           ISHARES          46428Q109    40330  1090000 SH  CALL SOLE                  1090000
ISHARES TR                     RUSSELL 2000     464287655    95064  1276500 SH  PUT  SOLE                  1276500
LEAR CORP                      COM NEW          521865204     5658   115760 SH       SOLE                   115760
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105    33148  1389299 SH       SOLE                  1389299
MGIC INVT CORP WIS             COM              552848103      416    59400 SH  PUT  SOLE                    59400
MGIC INVT CORP WIS             COM              552848103      445    50000 SH       SOLE                    50000
NORDION INC                    COM              65563C105     6929   586476 SH       SOLE                   586476
RETAIL OPPORTUNITY INVTS COR   *W EXP 10/23/201 76131N119      121   121050 SH       SOLE                   121050
SEMGROUP CORP                  CL A             81663A105     7476   265440 SH       SOLE                   265440
SPANSION INC                   COM CL A NEW     84649R200     8861   474592 SH       SOLE                   474592
SPDR GOLD TRUST                GOLD SHS         78463V107    67209   452200 SH  CALL SOLE                   452200
SPDR S&P 500 ETF TR            TR UNIT          78462F103    93200   800000 SH  PUT  SOLE                   800000
TPC GROUP INC                  COM              89236Y104    12813   443828 SH       SOLE                   443828
TRANSOCEAN LTD                 REG SHS          H8817H100     7975   145000 SH  CALL SOLE                   145000
UNITED STATES OIL FUND LP      UNITS            91232N108   131125  2583700 SH  CALL SOLE                  2583700